JPMorgan Insurance Trust Small Cap Core Portfolio
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 0.5%
Maxar Technologies, Inc.	9	165
Moog, Inc., Class A	1	105
V2X, Inc. *	14	492
		762
Air Freight & Logistics — 1.1%
Atlas Air Worldwide Holdings, Inc. *	5	487
Forward Air Corp.	2	180
Hub Group, Inc., Class A *	12	821
Radiant Logistics, Inc. *	28	162
		1,650
Airlines — 0.1%
Alaska Air Group, Inc. *	5	196
Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc. *	34	232
Goodyear Tire & Rubber Co. (The) *	26	263
Patrick Industries, Inc.	4	188
		683
Banks — 10.7%
Amalgamated Financial Corp.	7	149
Ameris Bancorp	4	180
Associated Banc-Corp.	3	60
Atlantic Union Bankshares Corp.	3	91
Banc of California, Inc.	4	61
Bancorp, Inc. (The) *	4	97
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	17	565
Business First Bancshares, Inc.	6	138
Byline Bancorp, Inc.	3	55
Cadence Bank	13	335
Capital Bancorp, Inc.	1	35
Capital City Bank Group, Inc.	7	208
Capstar Financial Holdings, Inc.	14	252
Cathay General Bancorp	5	196
Central Pacific Financial Corp.	2	39
Coastal Financial Corp. *	3	115
Community Bank System, Inc.	2	144
Community Trust Bancorp, Inc.	1	27
ConnectOne Bancorp, Inc.	29	666
Customers Bancorp, Inc. *	9	265
CVB Financial Corp.	26	658
Dime Community Bancshares, Inc.	2	62
Enterprise Financial Services Corp.	2	100
FB Financial Corp.	2	80
Financial Institutions, Inc.	7	159
First BanCorp (Puerto Rico)	50	685
First Bancshares, Inc. (The)	2	51

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
First Bank	2	26
First Citizens BancShares, Inc., Class A	—	59
First Commonwealth Financial Corp.	12	149
First Financial Bankshares, Inc.	4	151
First Financial Corp.	3	140
First Foundation, Inc.	7	125
First Horizon Corp.	27	619
First Internet Bancorp	3	98
First Interstate BancSystem, Inc., Class A	4	178
First Merchants Corp.	4	147
First Western Financial, Inc. *	1	15
FNB Corp.	28	321
Glacier Bancorp, Inc.	3	147
Great Southern Bancorp, Inc.	1	40
Hancock Whitney Corp.	10	463
Hanmi Financial Corp.	5	131
HBT Financial, Inc.	7	123
Heartland Financial USA, Inc.	3	113
Heritage Commerce Corp.	14	163
Home BancShares, Inc.	11	257
Lakeland Bancorp, Inc.	5	75
Mid Penn Bancorp, Inc.	1	37
MidWestOne Financial Group, Inc.	1	33
MVB Financial Corp.	—	14
National Bank Holdings Corp., Class A	2	67
OceanFirst Financial Corp.	44	815
OFG Bancorp (Puerto Rico)	16	402
Old National Bancorp	36	600
Old Second Bancorp, Inc.	22	288
Origin Bancorp, Inc.	4	142
PacWest Bancorp	9	209
Peapack-Gladstone Financial Corp.	7	222
Peoples Bancorp, Inc.	2	61
Popular, Inc. (Puerto Rico)	18	1,326
QCR Holdings, Inc.	4	199
Republic Bancorp, Inc., Class A	1	31
Sierra Bancorp	1	25
Signature Bank	1	132
Silvergate Capital Corp., Class A *	1	90
SmartFinancial, Inc.	8	190
South Plains Financial, Inc.	1	19
Southside Bancshares, Inc.	2	74
SouthState Corp.	9	676
TriCo Bancshares	6	268
United Community Banks, Inc.	5	182
Valley National Bancorp	3	36
Veritex Holdings, Inc.	12	327

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Washington Federal, Inc.	5	141
Webster Financial Corp.	2	95
Western Alliance Bancorp	4	289
Wintrust Financial Corp.	6	481
Zions Bancorp NA	6	320
		16,804
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	—	185
Biotechnology — 8.5%
2seventy bio, Inc. *	31	445
Alector, Inc. *	10	95
Allogene Therapeutics, Inc. * (a)	10	105
Amicus Therapeutics, Inc. *	93	973
AnaptysBio, Inc. *	26	671
Arrowhead Pharmaceuticals, Inc. *	11	354
Atara Biotherapeutics, Inc. *	2	7
Beam Therapeutics, Inc. *	7	324
Biohaven Pharmaceutical Holding Co. Ltd. *	2	287
Bluebird Bio, Inc. *	1	5
Blueprint Medicines Corp. *	4	290
Bridgebio Pharma, Inc. *	5	52
CareDx, Inc. *	15	248
Catalyst Pharmaceuticals, Inc. *	42	545
Chinook Therapeutics, Inc. *	13	255
Coherus Biosciences, Inc. *	13	126
CTI BioPharma Corp. * (a)	29	168
Decibel Therapeutics, Inc. * (a)	17	60
Enanta Pharmaceuticals, Inc. *	10	514
Fate Therapeutics, Inc. *	25	569
Intellia Therapeutics, Inc. *	9	481
Invivyd, Inc. * (a)	40	126
Jounce Therapeutics, Inc. *	8	19
Kronos Bio, Inc. *	14	46
Kura Oncology, Inc. *	36	486
Kymera Therapeutics, Inc. *	13	287
MeiraGTx Holdings plc *	7	57
Myriad Genetics, Inc. *	4	74
Natera, Inc. *	5	210
PMV Pharmaceuticals, Inc. * (a)	27	322
Prothena Corp. plc (Ireland) *	2	152
PTC Therapeutics, Inc. *	8	382
Relay Therapeutics, Inc. *	33	728
REVOLUTION Medicines, Inc. *	23	461
Sage Therapeutics, Inc. *	4	168
Sarepta Therapeutics, Inc. *	4	464
SpringWorks Therapeutics, Inc. *	7	197

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Sutro Biopharma, Inc. *	2	13
Syndax Pharmaceuticals, Inc. *	27	644
Travere Therapeutics, Inc. *	30	729
Vericel Corp. *	6	151
Xencor, Inc. *	36	940
Y-mAbs Therapeutics, Inc. *	1	13
		13,243
Building Products — 0.8%
Apogee Enterprises, Inc.	4	149
Builders FirstSource, Inc. *	6	358
Resideo Technologies, Inc. *	5	93
UFP Industries, Inc.	10	722
		1,322
Capital Markets — 1.9%
AssetMark Financial Holdings, Inc. *	2	29
Blucora, Inc. *	16	319
Cowen, Inc., Class A	11	430
Donnelley Financial Solutions, Inc. *	21	780
Focus Financial Partners, Inc., Class A *	8	268
PJT Partners, Inc., Class A	7	501
Stifel Financial Corp.	6	288
Victory Capital Holdings, Inc., Class A	8	187
Virtus Investment Partners, Inc.	1	92
		2,894
Chemicals — 1.6%
AdvanSix, Inc.	9	286
Avient Corp.	10	306
Cabot Corp.	9	568
Ecovyst, Inc. *	6	50
HB Fuller Co.	7	391
Ingevity Corp. *	6	370
Minerals Technologies, Inc.	2	118
Orion Engineered Carbons SA (Germany)	20	263
Tronox Holdings plc, Class A	13	164
		2,516
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	33	1,262
ACCO Brands Corp.	25	123
Brink's Co. (The)	3	170
GEO Group, Inc. (The), REIT *	36	274
HNI Corp.	6	148
MillerKnoll, Inc.	30	468
SP Plus Corp. *	9	291
		2,736

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 1.9%
Calix, Inc. *	11	648
CommScope Holding Co., Inc. *	195	1,797
Extreme Networks, Inc. *	40	523
		2,968
Construction & Engineering — 2.2%
Argan, Inc.	21	656
Comfort Systems USA, Inc.	9	896
EMCOR Group, Inc.	8	909
Great Lakes Dredge & Dock Corp. *	13	99
MasTec, Inc. *	8	533
Primoris Services Corp.	14	218
Sterling Infrastructure, Inc. *	7	159
		3,470
Construction Materials — 0.1%
Summit Materials, Inc., Class A *	9	218
Consumer Finance — 0.3%
Encore Capital Group, Inc. *	12	523
Containers & Packaging — 0.2%
Greif, Inc., Class A	3	155
O-I Glass, Inc. *	12	162
		317
Diversified Consumer Services — 0.8%
Chegg, Inc. *	56	1,193
WW International, Inc. *	6	23
		1,216
Diversified Telecommunication Services — 0.9%
Bandwidth, Inc., Class A *	20	235
EchoStar Corp., Class A *	8	137
IDT Corp., Class B *	17	420
Liberty Latin America Ltd., Class A (Chile) *	20	123
Liberty Latin America Ltd., Class C (Chile) *	18	111
Ooma, Inc. *	30	369
		1,395
Electric Utilities — 0.7%
IDACORP, Inc.	3	327
Portland General Electric Co.	14	603
Via Renewables, Inc.	29	199
		1,129
Electrical Equipment — 1.6%
Atkore, Inc. *	11	852
AZZ, Inc.	7	259

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Bloom Energy Corp., Class A * (a)	13	268
Encore Wire Corp.	10	1,155
		2,534
Electronic Equipment, Instruments & Components — 1.5%
Benchmark Electronics, Inc.	29	714
Fabrinet (Thailand) *	2	210
OSI Systems, Inc. *	6	396
ScanSource, Inc. *	6	161
TTM Technologies, Inc. *	61	808
		2,289
Energy Equipment & Services — 1.0%
ChampionX Corp.	25	480
National Energy Services Reunited Corp. *	8	48
NexTier Oilfield Solutions, Inc. *	54	403
Patterson-UTI Energy, Inc.	19	227
Select Energy Services, Inc., Class A *	43	297
Solaris Oilfield Infrastructure, Inc., Class A	18	170
		1,625
Entertainment — 0.4%
Cinemark Holdings, Inc. *	17	211
IMAX Corp. *	9	121
Lions Gate Entertainment Corp., Class A *	38	285
		617
Equity Real Estate Investment Trusts (REITs) — 5.0%
Agree Realty Corp.	11	764
Alexander & Baldwin, Inc.	13	217
American Assets Trust, Inc.	2	51
Apple Hospitality REIT, Inc.	26	371
Armada Hoffler Properties, Inc.	11	116
Broadstone Net Lease, Inc.	7	115
Centerspace	1	67
Community Healthcare Trust, Inc.	2	52
Corporate Office Properties Trust	8	195
DiamondRock Hospitality Co.	5	37
Equity Commonwealth	17	409
Essential Properties Realty Trust, Inc.	6	123
First Industrial Realty Trust, Inc.	7	305
Four Corners Property Trust, Inc.	3	65
Getty Realty Corp.	6	156
Gladstone Commercial Corp.	6	93
Global Medical REIT, Inc.	4	35
Healthcare Realty Trust, Inc.	25	519
Highwoods Properties, Inc.	1	30
Independence Realty Trust, Inc.	12	196
Kite Realty Group Trust	29	494

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
National Storage Affiliates Trust	12	506
Paramount Group, Inc.	14	89
Phillips Edison & Co., Inc.	7	199
Physicians Realty Trust	16	238
Piedmont Office Realty Trust, Inc., Class A	14	146
Plymouth Industrial REIT, Inc.	3	44
PotlatchDeltic Corp.	10	392
Retail Opportunity Investments Corp.	18	252
RLJ Lodging Trust	4	43
Ryman Hospitality Properties, Inc.	3	250
Sabra Health Care REIT, Inc.	5	72
SITE Centers Corp.	36	381
STAG Industrial, Inc.	5	128
Terreno Realty Corp.	5	262
UMH Properties, Inc.	3	50
Xenia Hotels & Resorts, Inc.	23	321
		7,783
Food & Staples Retailing — 1.7%
Andersons, Inc. (The)	11	335
BJ's Wholesale Club Holdings, Inc. *	14	1,056
SpartanNash Co.	26	743
Sprouts Farmers Market, Inc. *	16	447
		2,581
Food Products — 0.4%
Darling Ingredients, Inc. *	10	688
Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A (Canada)	9	358
Chesapeake Utilities Corp.	3	335
New Jersey Resources Corp.	3	116
ONE Gas, Inc.	5	352
Southwest Gas Holdings, Inc.	5	390
Spire, Inc.	4	231
		1,782
Health Care Equipment & Supplies — 4.4%
Alphatec Holdings, Inc. *	59	517
Axonics, Inc. *	24	1,713
Cutera, Inc. *	7	314
Heska Corp. *	3	190
Inogen, Inc. *	2	36
Inspire Medical Systems, Inc. *	5	825
iRhythm Technologies, Inc. *	4	551
NuVasive, Inc. *	12	548
Omnicell, Inc. *	5	418
Orthofix Medical, Inc. *	16	313
Outset Medical, Inc. *	3	51

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
QuidelOrtho Corp. *	4	302
Shockwave Medical, Inc. *	3	862
SI-BONE, Inc. *	13	223
		6,863
Health Care Providers & Services — 3.0%
AdaptHealth Corp. *	55	1,027
Fulgent Genetics, Inc. *	7	252
HealthEquity, Inc. *	14	974
Joint Corp. (The) *	6	101
LHC Group, Inc. *	1	180
ModivCare, Inc. *	4	429
National HealthCare Corp.	3	196
Option Care Health, Inc. *	28	869
Progyny, Inc. *	17	622
		4,650
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc. *	28	433
Health Catalyst, Inc. *	35	342
NextGen Healthcare, Inc. *	48	841
Schrodinger, Inc. *	11	262
		1,878
Hotels, Restaurants & Leisure — 2.1%
Bloomin' Brands, Inc.	22	394
Bluegreen Vacations Holding Corp.	6	101
Boyd Gaming Corp.	3	143
Brinker International, Inc. *	1	35
Dine Brands Global, Inc.	4	260
Everi Holdings, Inc. *	24	397
Hilton Grand Vacations, Inc. *	11	352
Marriott Vacations Worldwide Corp.	4	500
RCI Hospitality Holdings, Inc.	2	111
SeaWorld Entertainment, Inc. *	23	1,033
		3,326
Household Durables — 1.0%
Helen of Troy Ltd. *	2	145
Lifetime Brands, Inc.	17	114
Meritage Homes Corp. *	2	169
Sonos, Inc. *	14	189
Taylor Morrison Home Corp. *	23	543
Tri Pointe Homes, Inc. *	27	414
Tupperware Brands Corp. *	5	35
		1,609
Household Products — 0.5%
Central Garden & Pet Co., Class A *	24	803

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Independent Power and Renewable Electricity Producers — 0.9%
Clearway Energy, Inc.	11	326
Clearway Energy, Inc., Class C	30	965
Vistra Corp.	4	74
		1,365
Insurance — 0.8%
American Equity Investment Life Holding Co.	1	26
Employers Holdings, Inc.	2	62
Kinsale Capital Group, Inc.	1	396
RLI Corp.	7	696
		1,180
Interactive Media & Services — 1.0%
Bumble, Inc., Class A *	6	125
Cars.com, Inc. *	16	192
Shutterstock, Inc.	6	286
Yelp, Inc. *	14	488
Ziff Davis, Inc. *	7	466
		1,557
Internet & Direct Marketing Retail — 0.0% ^
Overstock.com, Inc. *	2	49
IT Services — 2.5%
CSG Systems International, Inc.	21	1,116
DigitalOcean Holdings, Inc. * (a)	15	535
Information Services Group, Inc.	109	517
International Money Express, Inc. *	33	765
Perficient, Inc. *	5	299
TTEC Holdings, Inc.	11	492
Unisys Corp. *	19	143
		3,867
Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies Corp. *	4	25
Quanterix Corp. *	6	67
		92
Machinery — 1.6%
Columbus McKinnon Corp.	11	293
Mueller Industries, Inc.	8	464
Terex Corp.	15	452
Wabash National Corp.	4	65
Watts Water Technologies, Inc., Class A	10	1,169
		2,443
Media — 0.4%
Gray Television, Inc.	14	200

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — continued
Sinclair Broadcast Group, Inc., Class A	11	194
Thryv Holdings, Inc. *	11	258
		652
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.	1	178
Arconic Corp. *	14	230
ATI, Inc. *	3	85
Coeur Mining, Inc. *	19	64
Commercial Metals Co.	19	685
Constellium SE *	22	227
Olympic Steel, Inc.	2	34
Schnitzer Steel Industries, Inc., Class A	4	110
		1,613
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
Arbor Realty Trust, Inc.	11	120
Ares Commercial Real Estate Corp.	33	339
Blackstone Mortgage Trust, Inc., Class A	26	593
Dynex Capital, Inc.	30	353
Ellington Financial, Inc.	4	50
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	33
KKR Real Estate Finance Trust, Inc.	34	557
Ladder Capital Corp.	24	210
Ready Capital Corp.	10	103
Redwood Trust, Inc.	7	42
TPG RE Finance Trust, Inc.	4	30
		2,430
Multiline Retail — 0.4%
Dillard's, Inc., Class A (a)	3	682
Multi-Utilities — 0.2%
NorthWestern Corp.	1	69
Unitil Corp.	5	209
		278
Oil, Gas & Consumable Fuels — 4.1%
Antero Resources Corp. *	1	18
Arch Resources, Inc.	4	409
Berry Corp.	5	38
Chord Energy Corp.	2	287
CNX Resources Corp. *	8	131
CONSOL Energy, Inc.	2	154
CVR Energy, Inc.	8	217
Delek US Holdings, Inc.	4	115
Green Plains, Inc. *	8	238
Magnolia Oil & Gas Corp., Class A	20	394
Matador Resources Co.	16	793
Murphy Oil Corp.	8	267

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Ovintiv, Inc.	24	1,103
PBF Energy, Inc., Class A *	9	303
PDC Energy, Inc.	12	711
Peabody Energy Corp. *	7	179
REX American Resources Corp. *	4	98
SM Energy Co.	13	485
Southwestern Energy Co. *	73	449
		6,389
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3	159
Personal Products — 1.7%
Edgewell Personal Care Co.	17	643
elf Beauty, Inc. *	15	564
Herbalife Nutrition Ltd. *	42	838
Medifast, Inc.	6	607
		2,652
Pharmaceuticals — 2.1%
Aclaris Therapeutics, Inc. *	29	461
Arvinas, Inc. *	11	507
Axsome Therapeutics, Inc. *	18	808
Cara Therapeutics, Inc. *	6	51
NGM Biopharmaceuticals, Inc. *	13	177
Phibro Animal Health Corp., Class A	4	47
Revance Therapeutics, Inc. *	46	1,242
		3,293
Professional Services — 2.6%
Barrett Business Services, Inc.	13	1,030
Heidrick & Struggles International, Inc.	9	221
KBR, Inc.	17	752
Kelly Services, Inc., Class A	35	483
Kforce, Inc.	7	387
Korn Ferry	17	798
TriNet Group, Inc. *	5	370
		4,041
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc. *	9	73
Cushman & Wakefield plc *	32	372
Jones Lang LaSalle, Inc. *	1	109
Kennedy-Wilson Holdings, Inc.	23	359
RMR Group, Inc. (The), Class A	2	35
		948
Road & Rail — 0.5%
ArcBest Corp.	11	775

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 2.9%
Alpha & Omega Semiconductor Ltd. *	14	433
Ambarella, Inc. *	2	107
Amkor Technology, Inc.	24	406
Diodes, Inc. *	3	195
MaxLinear, Inc. *	6	186
PDF Solutions, Inc. *	5	132
Power Integrations, Inc.	5	334
Rambus, Inc. *	4	109
Semtech Corp. *	6	168
Silicon Laboratories, Inc. *	15	1,913
SMART Global Holdings, Inc. *	23	359
Synaptics, Inc. *	1	50
Ultra Clean Holdings, Inc. *	8	211
		4,603
Software — 4.5%
Asana, Inc., Class A *	12	273
Avaya Holdings Corp. * (a)	25	40
Blackline, Inc. *	2	132
Box, Inc., Class A *	14	337
Cerence, Inc. *	3	42
CommVault Systems, Inc. *	16	859
Consensus Cloud Solutions, Inc. *	2	102
Digital Turbine, Inc. *	7	95
eGain Corp. *	94	690
EverCommerce, Inc. *	23	246
LiveRamp Holdings, Inc. *	14	256
Marathon Digital Holdings, Inc. * (a)	10	110
MicroStrategy, Inc., Class A *	—	53
PagerDuty, Inc. *	9	217
Paycor HCM, Inc. *	10	297
Qualys, Inc. *	5	725
Riot Blockchain, Inc. * (a)	23	161
Sprout Social, Inc., Class A *	3	200
SPS Commerce, Inc. *	1	75
Tenable Holdings, Inc. *	3	111
Verint Systems, Inc. *	38	1,269
Workiva, Inc. *	1	47
Xperi Holding Corp.	25	348
Zuora, Inc., Class A *	42	311
		6,996
Specialty Retail — 1.4%
Aaron's Co., Inc. (The)	3	30
Academy Sports & Outdoors, Inc.	11	456
Genesco, Inc. *	2	67
Hibbett, Inc.	7	344
ODP Corp. (The) *	3	97

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Rent-A-Center, Inc.	23	411
Signet Jewelers Ltd.	11	640
Zumiez, Inc. *	8	170
		2,215
Technology Hardware, Storage & Peripherals — 0.7%
Avid Technology, Inc. *	11	249
Super Micro Computer, Inc. *	16	886
		1,135
Textiles, Apparel & Luxury Goods — 1.5%
Crocs, Inc. *	10	700
Deckers Outdoor Corp. *	4	1,399
G-III Apparel Group Ltd. *	3	37
Kontoor Brands, Inc.	7	219
PLBY Group, Inc. * (a)	7	30
		2,385
Thrifts & Mortgage Finance — 2.0%
Axos Financial, Inc. *	6	212
Essent Group Ltd.	21	711
Kearny Financial Corp.	12	128
Luther Burbank Corp.	5	52
Merchants Bancorp	4	81
MGIC Investment Corp.	20	255
Mr. Cooper Group, Inc. *	3	126
NMI Holdings, Inc., Class A *	15	314
Provident Bancorp, Inc.	7	103
Radian Group, Inc.	53	1,024
Walker & Dunlop, Inc.	1	109
		3,115
Trading Companies & Distributors — 4.1%
Applied Industrial Technologies, Inc.	2	216
Beacon Roofing Supply, Inc. *	5	241
BlueLinx Holdings, Inc. *	4	255
Boise Cascade Co.	4	254
GATX Corp.	2	128
GMS, Inc. *	23	919
Herc Holdings, Inc.	4	447
MRC Global, Inc. *	36	260
NOW, Inc. *	81	813
Rush Enterprises, Inc., Class A	29	1,250
Titan Machinery, Inc. *	3	87
Veritiv Corp. *	6	596
WESCO International, Inc. *	8	979
		6,445
Total Common Stocks (Cost $153,088)		154,614

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Pharmaceuticals — 0.0% ^
Contra Aduro Biotech I ‡ *(Cost $53)	21	—
	SHARES (000)
Short-Term Investments — 3.0%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.70% (b) (c) (Cost $2,708)	2,708	2,708
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	1,692	1,692
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	251	251
Total Investment of Cash Collateral from Securities Loaned (Cost $1,942)		1,943
Total Short-Term Investments (Cost $4,650)		4,651
Total Investments — 101.7% (Cost $157,791)		159,265
Liabilities in Excess of Other Assets — (1.7)%		(2,590)
NET ASSETS — 100.0%		156,675

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $1,911.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	21	12/16/2022	USD	1,753	(231)

Abbreviations
USD	United States Dollar

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$154,614	$—	$—	$154,614
Rights	—	—	—(a)	—(a)
Short-Term Investments
Investment Companies	2,708	—	—	2,708
Investment of Cash Collateral from Securities Loaned	1,943	—	—	1,943
Total Short-Term Investments	4,651	—	—	4,651
Total Investments in Securities	$159,265	$—	$—	$159,265

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(231)	$—	$—	$(231)

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	$9,193	$13,000	$20,500	$(3)	$2	$1,692	1,692	$23	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	2,374	29,641	31,764	—	—	251	251	9	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.70% (a) (b)	6,890	34,959	39,141	—	—	2,708	2,708	29	—
Total	$18,457	$77,600	$91,405	$(3)	$2	$4,651		$61	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.